UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT International Growth Fund

The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (97.0%)(a)
			Shares	Value

Aerospace and defense (6.7%)

Airbus SE (France)			5,743	$664,486

AviChina Industry & Technology Co., Ltd. (China)			895,000	634,946

BAE Systems PLC (United Kingdom)			87,803	717,215

MTU Aero Engines AG (Germany)			1,480	249,472

Raytheon Co.			2,615	564,369

				2,830,488
Airlines (1.1%)

Dart Group PLC (United Kingdom)			41,142	481,415

				481,415
Auto components (0.8%)

Valeo SA (France)			5,096	336,995

				336,995
Banks (6.9%)

CaixaBank SA (Spain)			42,220	201,355

DBS Group Holdings, Ltd. (Singapore)			23,900	504,169

Grupo Financiero Galicia SA ADR (Argentina)			4,516	296,972

HDFC Bank, Ltd. (India)			17,466	508,652

ING Groep NV (Netherlands)			28,306	478,081

Sberbank of Russia PJSC ADR (Russia)			27,055	505,280

Societe Generale SA (France)			7,739	421,043

				2,915,552
Beverages (4.6%)

Diageo PLC (United Kingdom)			21,136	715,033

Heineken NV (Netherlands)			8,053	866,682

Molson Coors Brewing Co. Class B			5,016	377,855

				1,959,570
Building products (1.5%)

Assa Abloy AB Class B, (Sweden)			17,466	379,219

Sanwa Holdings Corp. (Japan)			21,400	276,136

				655,355
Capital markets (4.9%)

Burford Capital, Ltd. (United Kingdom)			55,245	1,040,366

Deutsche Boerse AG (Germany)			2,736	372,713

Edelweiss Financial Services, Ltd. (India)			113,965	424,049

KKR & Co. LP			12,038	244,371

				2,081,499
Chemicals (2.9%)

Evonik Industries AG (Germany)			13,716	483,946

KH Neochem Co., Ltd. (Japan)			6,800	204,182

OCI NV (Netherlands)(NON)(S)			22,877	529,701

				1,217,829
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			1	1

				2
Construction and engineering (2.2%)

Daiho Corp. (Japan)			43,000	240,853

Kyudenko Corp. (Japan)			13,700	673,380

				914,233
Distributors (1.3%)

PALTAC Corp. (Japan)			10,100	541,046

				541,046
Diversified financial services (2.9%)

Challenger, Ltd. (Australia)			72,182	644,599

J2 Acquisition, Ltd. (British Virgin Islands)(NON)			16,954	160,554

ORIX Corp. (Japan)			24,100	425,014

				1,230,167
Electronic equipment, instruments, and components (1.1%)

Walsin Technology Corp. (Taiwan)			118,000	485,647

				485,647
Food and staples retail (0.6%)

X5 Retail Group NV GDR (Russia)(NON)			8,271	278,411

				278,411
Food products (2.7%)

Associated British Foods PLC (United Kingdom)			9,026	315,549

Kerry Group PLC Class A, (Ireland)			4,588	466,533

Nomad Foods, Ltd. (United Kingdom)(NON)			22,786	358,652

				1,140,734
Health-care equipment and supplies (2.0%)

Hoya Corp. (Japan)			13,200	658,108

Siemens Healthineers AG (Germany)(NON)			4,500	184,937

				843,045
Health-care providers and services (1.0%)

Orpea (France)			3,215	409,076

				409,076
Hotels, restaurants, and leisure (3.5%)

Compass Group PLC (United Kingdom)			30,472	622,671

Dalata Hotel Group PLC (Ireland)(NON)			110,650	845,846

				1,468,517
Household durables (2.0%)

HC Brillant Services GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(NON)(F)(RES)			2	2

Sony Corp. (Japan)			12,300	594,857

Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (Turkey)(NON)			28,076	249,071

				843,930
Industrial conglomerates (3.4%)

Rheinmetall AG (Germany)			5,220	742,128

Siemens AG (Germany)			2,489	317,472

Toshiba Corp. (Japan)(NON)			130,000	376,298

				1,435,898
Insurance (3.2%)

AIA Group, Ltd. (Hong Kong)			94,400	805,881

IRB Brasil Resseguros SA (Brazil)			44,171	560,056

				1,365,937
Internet and direct marketing retail (—%)

Global Fashion Holding SA (acquired 8/2/13, cost $65,824) (Private) (Luxembourg)(NON)(F)(RES)			1,554	15,374

				15,374
Internet software and services (5.1%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			4,010	735,995

Delivery Hero Holding GmbH (Germany)(NON)			8,737	422,844

Tencent Holdings, Ltd. (China)			19,000	1,011,393

				2,170,232
IT Services (2.2%)

DXC Technology Co.			4,646	467,062

Visa, Inc. Class A(S)			4,042	483,504

				950,566
Leisure products (1.3%)

Universal Entertainment Corp. (Japan)			12,400	568,112

				568,112
Life sciences tools and services (1.0%)

Clinigen Group PLC (United Kingdom)			34,322	429,950

				429,950
Machinery (4.0%)

KION Group AG (Germany)			6,201	578,682

Komatsu, Ltd. (Japan)			21,000	700,033

SMC Corp. (Japan)			1,000	404,774

				1,683,489
Metals and mining (4.3%)

Alcoa Corp.(NON)			10,150	456,344

Iluka Resources, Ltd. (Australia)			56,891	465,623

Rio Tinto PLC (United Kingdom)			11,946	606,520

ThyssenKrupp AG (Germany)			11,422	297,887

				1,826,374
Oil, gas, and consumable fuels (2.2%)

Cairn Energy PLC (United Kingdom)(NON)			136,749	395,808

Encana Corp. (Canada)			22,303	245,301

Royal Dutch Shell PLC Class A, (United Kingdom)			9,620	301,873

				942,982
Personal products (3.6%)

Shiseido Co., Ltd. (Japan)			3,900	249,713

Unilever NV ADR (Netherlands)			22,242	1,257,305

				1,507,018
Pharmaceuticals (5.0%)

Bayer AG (Germany)			6,918	782,240

Jazz Pharmaceuticals PLC(NON)			2,943	444,364

Merck & Co., Inc.			8,080	440,118

Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (China)			71,500	444,710

				2,111,432
Professional services (2.5%)

Outsourcing, Inc. (Japan)			22,400	400,402

RELX NV (United Kingdom)			30,841	639,828

				1,040,230
Semiconductors and semiconductor equipment (4.9%)

Ferrotec Holdings Corp. (Japan)			21,100	531,045

SCREEN Holdings Co., Ltd. (Japan)			6,200	568,695

Sino-American Silicon Products, Inc. (Taiwan)			162,000	591,728

STMicroelectronics NV (France)			17,171	381,066

				2,072,534
Software (1.6%)

NCSOFT Corp. (South Korea)			904	356,206

Nintendo Co., Ltd. (Japan)			700	308,275

				664,481
Textiles, apparel, and luxury goods (2.2%)

adidas AG (Germany)			3,824	926,101

				926,101
Water utilities (0.7%)

China Water Affairs Group, Ltd. (China)			278,000	284,301

				284,301
Wireless telecommunication services (1.1%)

TIM Participacoes SA (Brazil)			109,700	478,480

				478,480

Total common stocks (cost $34,742,963)				$41,107,002

WARRANTS (0.6%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Shanghai International Airport Co., Ltd. 144A (China)	5/7/18	$0.00	30,700	$238,452

Total warrants (cost $174,015)				$238,452

SHORT-TERM INVESTMENTS (3.7%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.89%(AFF)		Shares	527,825	$527,825

Putnam Short Term Investment Fund 1.82%(AFF)		Shares	707,346	707,346

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58%(P)		Shares	110,000	110,000

U.S. Treasury Bills 1.425%, 4/19/18			$112,000	111,914

U.S. Treasury Bills 1.714%, 7/5/18			110,000	109,509

Total short-term investments (cost $1,566,605)				$1,566,594

TOTAL INVESTMENTS

Total investments (cost $36,483,583)				$42,912,048

FORWARD CURRENCY CONTRACTS at 3/31/18 (aggregate face value $20,323,655) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$148,078	$151,121	$(3,043)
	Australian Dollar	Sell	4/18/18	125,037	125,494	457
	British Pound	Sell	6/20/18	719,651	710,690	(8,961)
	Euro	Buy	4/3/18	204,815	205,038	(223)
	Euro	Sell	6/20/18	299,833	301,182	1,349
	Hong Kong Dollar	Buy	5/16/18	93,711	94,135	(424)
	Japanese Yen	Sell	5/16/18	144,613	145,051	438
Barclays Bank PLC
	Australian Dollar	Buy	4/18/18	125,037	125,503	(466)
	Australian Dollar	Sell	4/18/18	125,037	125,915	878
	Euro	Sell	6/20/18	270,876	273,325	2,449
	Hong Kong Dollar	Buy	5/16/18	331,256	332,655	(1,399)
	Swiss Franc	Buy	6/20/18	974,080	993,354	(19,274)
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	514,125	525,398	(11,273)
	British Pound	Sell	6/20/18	63,478	62,179	(1,299)
	Canadian Dollar	Buy	4/18/18	79,274	79,314	(40)
	Canadian Dollar	Sell	4/18/18	79,274	82,282	3,008
	Danish Krone	Buy	6/20/18	517,358	520,362	(3,004)
	Euro	Buy	6/20/18	1,747,147	1,736,571	10,576
	Japanese Yen	Buy	5/16/18	705,808	684,642	21,166
	Mexican Peso	Buy	4/18/18	25,514	23,412	2,102
Credit Suisse International
	Canadian Dollar	Buy	4/18/18	30,048	30,063	(15)
	Canadian Dollar	Sell	4/18/18	30,048	30,989	941
Goldman Sachs International
	Australian Dollar	Buy	4/18/18	440,393	448,545	(8,152)
	British Pound	Sell	6/20/18	594,384	582,305	(12,079)
	Canadian Dollar	Buy	4/18/18	152,802	157,553	(4,751)
	Canadian Dollar	Sell	4/18/18	152,802	152,885	83
	Chinese Yuan	Sell	5/16/18	2,927,718	2,906,227	(21,491)
	Euro	Buy	6/20/18	469,981	467,129	2,852
	Japanese Yen	Sell	5/16/18	627,128	611,545	(15,583)
HSBC Bank USA, National Association
	Euro	Sell	6/20/18	1,027,573	1,021,649	(5,924)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/20/18	625,208	612,729	12,479
	Euro	Sell	6/20/18	139,831	139,027	(804)
	Japanese Yen	Sell	5/16/18	238,440	233,174	(5,266)
	New Zealand Dollar	Buy	4/18/18	69,161	67,920	1,241
	Norwegian Krone	Buy	6/20/18	327,780	328,453	(673)
	Singapore Dollar	Sell	5/16/18	146,270	143,272	(2,998)
	South Korean Won	Sell	5/16/18	370,205	368,247	(1,958)
	Swedish Krona	Buy	6/20/18	593,212	600,870	(7,658)
	Swiss Franc	Buy	6/20/18	914,174	932,231	(18,057)
Royal Bank of Scotland PLC (The)
	Japanese Yen	Buy	5/16/18	1,090,876	1,093,469	(2,593)
	Japanese Yen	Sell	5/16/18	346,562	345,001	(1,561)
State Street Bank and Trust Co.
	British Pound	Sell	6/20/18	455,183	445,869	(9,314)
	Canadian Dollar	Sell	4/18/18	317,017	328,262	11,245
	Israeli Shekel	Buy	4/18/18	175,609	178,949	(3,340)
	Japanese Yen	Sell	5/16/18	161,779	157,296	(4,483)
	Swedish Krona	Buy	6/20/18	617,916	625,641	(7,725)
WestPac Banking Corp.
	Euro	Sell	6/20/18	16,829	16,732	(97)

Unrealized appreciation						71,264

Unrealized (depreciation)						(183,928)

Total						$(112,664)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $42,399,332.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $15,378, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,298,878	$1,316,452	$2,087,505	$5,232	$527,825
	Putnam Short Term Investment Fund**	988,724	5,878,514	6,159,892	4,118	707,346

	Total Short-term investments	$2,287,602	$7,194,966	$8,247,397	$9,350	$1,235,171
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $527,825, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $504,040.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $136,262 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	18.3%
	United Kingdom	15.7
	Germany	12.7
	United States	10.4
	China	7.9
	Netherlands	7.4
	France	5.2
	Ireland	3.1
	Australia	2.6
	Taiwan	2.5
	Brazil	2.5
	India	2.2
	Hong Kong	1.9
	Russia	1.9
	Singapore	1.2
	Sweden	0.9
	South Korea	0.8
	Argentina	0.7
	Canada	0.6
	Turkey	0.6
	Spain	0.5
	Other	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $134,826 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$—	$4,684,699	$15,376
Consumer staples	736,507	4,149,226	—
Energy	245,301	697,681	—
Financials	1,261,953	6,331,202	—
Health care	1,069,419	2,724,084	—
Industrials	564,369	8,476,739	2
Information technology	1,686,561	4,656,899	—
Materials	456,344	2,587,859	—
Telecommunication services	478,480	—	—
Utilities	—	284,301	—
Total common stocks	6,498,934	34,592,690	15,378
Warrants	238,452	—	—
Short-term investments	817,346	749,248	—

Totals by level	$7,554,732	$35,341,938	$15,378

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(112,664)	$—

Totals by level	$—	$(112,664)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$71,264	$183,928
Equity contracts	238,452	—

Total	$309,716	$183,928

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$23,100,000
Warrants (number of warrants)		86,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018